Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Transfers Between Level 1 and Level 2 (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 2,133	$ 691	$ 4,788	$ 3,428
Transfers out of Level 2 into Level 1 of fair value hierarchy	141	2,834	2,667	9,536
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	12	152	141	208
Transfers out of Level 2 into Level 1 of fair value hierarchy		267	17	401
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	5,760	1,182	8,879	5,840
Transfers out of Level 2 into Level 1 of fair value hierarchy	1,515	6,864	3,658	8,973
Securities sold but not yet purchased [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	1,102	587	1,731	1,001
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 321	$ 473	$ 1,154	$ 5,257